Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Jun. 30, 2019 MMBTU
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Derivative [Line Items]
Commodity volumes, Gas	2,971,366
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	4,660,000